Condensed Interim Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 967,925	$ 1,329,525
Cost of revenues	651,149	646,270
Gross profit	316,776	683,255
Operating expenses
Research and development	650,404	402,351
Sales and marketing	454,208	100,511
General and administrative	1,502,406	249,931
Total operating expenses	2,607,018	752,793
Loss from operations	(2,290,242)	(69,538)
Financial income (expenses), net	16,542	(3,640)
Net loss	$ (2,273,700)	$ (73,178)
Basic and diluted net loss attributable to shareholders per ordinary share (in Dollars per share)	$ (0.32)	$ (0.02)
Weighted average number of ordinary shares used in computing loss per ordinary share (in Shares)	7,071,018	3,351,675